Summary of Significant Accounting Policies - Other (Details) - USD ($)		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies
Mortgage loans held for sale		$ 428,000	$ 583,000
Sustained period of repayment performance for non-accrual TDRs		6 months
Depreciation methods		straight-line and accelerated methods
Period of employees highest compensation before retirement		10 years
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	34.00%
Tax liabilities related to uncertain tax positions		$ 0	$ 0	$ 0
Interest or penalties recognized related to uncertain tax positions		0	$ 0	0
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02		$ 0		0
Special stock dividend, rate percent	4.00%
Retained Earnings
Summary Of Significant Accounting Policies
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02				1,218,000
Accumulated Other Comprehensive Loss
Summary Of Significant Accounting Policies
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02				$ (1,218,000)
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives		5 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives		40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives		3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives		15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies
Investment in capital stock of the Federal Home Loan Bank of total assets		0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances		4.00%